Alger AI Enablers & Adopters Annual Total Returns	12 Months Ended
Dec. 31, 2025
Class Y Shares [Member] | Alger AI Enablers & Adopters | Class Y
Prospectus [Line Items]
Annual Return [Percent]	41.28%